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              PRUDENTIAL PACIFIC GROWTH FUND, INC.

                Supplement dated May 2, 1997 to
   Statement of Additional Information dated January 7, 1997

     The following information supplements the Statement of Additional Information for Prudential Pacific Growth Fund, Inc.


     WORLD STOCK MARKET CAPITALIZATION
     BY REGION

       World Total:   $10.5 Trillion


Pacific Basin 21.2%                     Europe 31.9%


                    [pie chart]

U.S. 44.3%                              Canada 2.6%


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Source: Morgan Stanley Capital International, as of 3/31/97.

MF157C-1 (5/2/97)